CONVERTIBLE NOTES	9 Months Ended
Sep. 30, 2022
Debt Disclosure [Abstract]
CONVERTIBLE NOTES

12.	CONVERTIBLE NOTES

The following tables set forth the components of the Company’s convertible notes as of September 30, 2022 and December 31, 2021:

	September 30, 2022	December 31, 2021
8% Unsecured Convertible Note (Curiosity)	$278,000	$278,000
10% Senior Secured Convertible Note with Original Issuance Discount (L1 Capital Global Master Fund or “L1”)	–	4,125,000
10% Senior Secured Convertible Note with Original Issuance Discount (L1 – Second Tranche)	100,000	–
12% Senior Convertible Notes with Original Issuance Discounts (OID Notes)	75,000	75,000
12% Senior Secured Convertible Notes (TDH Secured Notes)	237,604	330,039
12% Senior Secured Convertible Notes (Additional Secured Notes)	45,132	63,099
Loan discounts	(38,055)	(1,550,540)
Total convertible notes, net	697,681	3,320,598
Less: current portion of convertible notes, net	(589,949)	(2,604,346)
Convertible notes, net	$107,732	$716,252

8% Unsecured Convertible Notes – Curiosity

On July 29, 2021, the Company entered into a membership interest purchase agreement with Curiosity and the holders of all of Curiosity’s outstanding membership interests, for the purchase of 80% of Curiosity’s outstanding membership interests from the sellers. Pursuant to the purchase agreement, the Company issued 8% eighteen-month convertible promissory notes in the aggregate principal amount $278,000 to pay-down and refinance certain outstanding loans and advances previously made by certain of its principals. The notes are convertible into shares of common stock of the Company at a conversion price of $98.40 per share but may not be converted if, after giving effect to such conversion, the noteholder and its affiliates would beneficially own in excess of 9.99% of the Company’s outstanding common stock. The notes may be prepaid at any time, in whole or in part. The notes are subordinate to the Company’s senior indebtedness.

As of September 30, 2022, the principal balance of the Curiosity note was $278,000.

10% Senior Secured Convertible Note with Original Issuance Discount (L1)

On September 14, 2021, the Company entered into a securities purchase agreement (the “Purchase Agreement”) with L1 Capital Global Master Fund (“L1”) pursuant to which it issued (i) a 10% original issue discount senior secured convertible note in the principal amount of $4,400,000 to L1 (the “L1 Note”) and (ii) a 5 five-year warrant to purchase 27,109 shares of the Company’s common stock at an exercise price of $126.00 per share (“Warrant Shares”) in exchange for $3,960,000 (the “First Tranche Financing”). The Purchase Agreement also provided, subject to shareholder approval, for the issuance, subject to certain conditions, of an additional $1,500,000 of notes and warrants to purchase 9,259 shares of common stock (the “Second Tranche Financing”) on the same terms.

The L1 Note is convertible by L1 into common stock of the Company at a price of $126.00 per share, or approximately 34,921 shares. It is repayable in equal monthly installments of $275,000 with certain deferments or an acceleration of up to three months' payments. The Company may repay the L1 Note in cash or shares of common stock at a price equal to the lesser of the then conversion price or 95% of the lowest daily VWAP during the ten consecutive trading days immediately preceding the monthly payment date, but in no event less than $57.60. In the event that VWAP drops below $57.60, the Company will have the right to pay at such VWAP with any shortfall paid in cash. The L1 Note is senior to all other Company indebtedness and the Company’s obligations under the note are secured by all of the assets of the Company’s subsidiaries.

The Company estimated the fair value of the warrant at date of grant using the Black-Scholes option pricing model using the following inputs: (i) stock price on the date of grant of $81.00, (ii) the contractual term of the warrant of 5 years, (iii) a risk-free interest rate of 0.79% and (iv) an expected volatility of the price of the underlying common stock of 299.8%. As a result, the Company allocated a fair value of $1,200,434 to the stock warrants and recorded debt discount to be amortized as interest expense over the term of the related convertible note.

On October 20, 2021, the Company and L1 entered into an amended and restated purchase agreement which increased the amount of the Second Tranche Financing from $1,500,000 to $6,000,000 and provides (i) for an amended and restated 10% original issue discount senior secured convertible note to be issued in exchange for the L1 Note pursuant to the Purchase Agreement and (ii) for the issuance of a five-year warrant to purchase 34,706 shares of the Company’s common stock at an exercise price of $126.00 per share.

In the event the principal amount of the L1 Note issued in the First Tranche Financing, when aggregated with the L1 Note to be issued in the Second Tranche Financing, exceeds 25% of the market capitalization of the Company’s common stock as reported by Bloomberg L.P, then the principal amount to be issued in the Second Tranche Financing will be limited to 25%, in the aggregate of both L1 Notes, unless waived in the sole discretion of the Purchaser.

During the three months ended March 31, 2022, the Company issued an aggregate 191,912 shares of common stock to L1 upon the conversion of $4,125,000 of outstanding principal. As of September 30, 2022, the principal balance was $0 and all associated loan discounts were fully amortized.

10% Senior Secured Convertible Note with Original Issuance Discount (L1– Second Tranche)

On January 20, 2022 (the “Second Tranche Closing”), the Company and L1 Capital closed on the Second Tranche of the offering, resulting in the issuance of (i) a $1,750,000 10% Original Issue Discount Senior Secured Convertible Note, due July 20, 2023, (the “Second Tranche Note”); and (ii) a five year warrant to purchase 10,123 shares of Common Stock of the Company at an exercise price of $126.00 per share (the “Second Tranche Warrants”), in exchange for consideration of $1,575,000 (i.e. the face amount less the 10% Original Issue Discount of $175,000).

In connection with the Second Tranche Closing, the Company paid to EF Hutton a fee of $126,000.

The Second Tranche Note is convertible into common stock of the Company at a rate of $126.00 per share (the “Conversion Price”) into 13,889 shares of common stock (the “Second Tranche Conversion Shares”) and, is repayable in equal monthly installments of $111,563 commencing on the date that the SEC declares a registration statement with respect to the resale of such shares effective, with all remaining amounts due on July 20, 2023. The Second Tranche Note is repayable by payment of cash, or, at the discretion of the Company and if the below listed “Equity Conditions” are met, by issuance of shares of the common stock at a price of 95% of the lowest daily VWAP during the ten-trading day period prior to the respective monthly redemption dates (with a floor of $57.60) multiplied by 102% of the amount due on such date. In the event that the ten-trading day VWAP drops below $57.60 the Company will have the right to pay in stock at such ten-trading day VWAP with any shortfall paid in cash. The Conversion Price may be adjusted in the event of dilutive issuances but in no event to less than $16.20 (the “Monthly Conversion Price”).

The Company’s right to make monthly payments in stock in lieu of cash for the Second Tranche Note is conditioned on certain conditions (the “Equity Conditions”). The Equity Conditions required to be met each month in order to redeem the Second Tranche Note with stock in lieu of a monthly cash payment, among other conditions set forth therein, include without limitation, that a registration statement be in effect with respect to the resale of the shares issuable upon conversion or redemption of the Second Tranche Note (or, that an exemption under Rule 144 is available), that no default be in effect, that the average daily trading volume of the Company’s common stock would have to be at least $550,000 during the five trading days prior to the respective monthly redemption and that the outstanding principal amounts of the First Tranche Note and Second Tranche Note combined, shall not exceed 30% of the market capitalization of the Company’s common stock as reported on Bloomberg L.P., which percentage is subject to increase by L1 Capital at its sole discretion.

Other provisions of the Second Tranche Note, which is similar in terms to the First Tranche Note, include that the Second Tranche Note Conversion Price is subject to full anti-dilution price protections in the event of financings that are below the Conversion Price with a floor of $16.20.

In the event of an Event of Default as defined in the notes, if the stock price is below the Conversion Price at the time of default and only for so long as a default is continuing, the Second Tranche Notes would be convertible at a rate of 80% of the lowest VWAP in the ten prior trading days, provided, that if the default is cured the default conversion rate elevates back to the normal Conversion Price

As part of the Second Tranche Closing, the Company issued Second Tranche Warrants exercisable for five years from the date of issuance, at $126.00 per share which carry the same anti-dilution protection as the Second Tranche Notes, subject to the same adjustment floor. The Second Tranche Warrants are exercisable via cashless exercise only for so long as no registration statement covering resale of the shares is in effect.

The Second Tranche Note continues to be subject to (i) the repayment and performance guarantees by the subsidiaries of the Company pursuant to a subsidiary guaranty and, (ii) the Security Agreement pursuant to which the L1 Capital was granted a security interest in all of the assets of the Company and certain of its subsidiaries, each as entered into in connection with the First Tranche closing on September 14, 2021.

During the nine months ended September 30, 2022, the Company issued an aggregate 101,852 shares of common stock and repaid $1,074,069 in cash to L1 upon the conversion of $1,650,000 of outstanding principal. As of September 30, 2022, the principal balance of these notes was $100,000 and remaining balance on the associated loan discounts was $7,685.

10% Secured Convertible Notes with Original Issuance Discounts (“OID Notes”)

On August 6, 2020, the Company entered into debt exchange agreements with certain holders of these 10% convertible notes pursuant to which an aggregate of 647,954 shares of the Company’s Series B preferred stock (“Series B Stock”) were issued to noteholders for an aggregate of $411,223 of outstanding principal and accrued and unpaid interest.

On November 30, 2020, the Company entered into a debt exchange agreement with the remaining holder of these 10% convertible notes pursuant to which an aggregate of 158,000 shares of Series B Stock were issued to the noteholder for an aggregate of $111,250 of outstanding principal and accrued and unpaid interest. The Company recognized an extinguishment loss of $46,750 as a result of the exchange.

On July 19, 2021, the Company repaid $6,329 of outstanding principal and accrued and unpaid interest to a 10% secured convertible noteholder.

As of September 30, 2022, the principal balance of these notes was $75,000 and all associated loan discounts were fully amortized. No notices of default or demands for payment have been received by the Company.

12% Senior Secured Convertible Notes (“TDH Secured Notes”)

On March 16, 2020, the Company sold (the “TDH Secured Notes Offering”) an aggregate $3,000,000 of its 12% senior secured convertible notes (the “TDH Secured Notes”), to eleven accredited investors (the “TDH Secured Note Lenders”), pursuant to a subscription agreement with the TDH Secured Note Lenders. Interest on the TDH Secured Notes accrues on the outstanding principal amount at the rate of 12% per annum. Principal and interest on the TDH Secured Notes are payable monthly, on an amortized basis over 48 months, with the last payment due on March 16, 2024. Pursuant to the TDH Secured Notes, TD Holdings will pay amounts due under the TDH Secured Notes. Prepayment of amounts due under TDH Secured Notes is subject to a prepayment penalty in an amount equal to 4% of the amount prepaid.

The TDH Secured Notes are convertible at the option of the holders at 75% of the average sales price of the Company’s common stock over the 60 trading days immediately preceding conversion provided that the conversion price shall not be less than $96.00 per share.

The Company’s obligations under the TDH Secured Notes, are secured by Grom Holdings’ shares of stock of TDH, and of its wholly owned subsidiary, TDAHK. The TDH Secured Notes rank equally and ratably on a pari passu basis with (i) the other TDH Secured Notes and (ii) the Original TDH Notes issued by the Company pursuant to TDH Share Sale Agreement.

If the Company sells the animation studio located in Manila, Philippines, which is currently owned by TDH through TDAHK (the “Animation Studio”), for more than $12,000,000, and so long as any amount of principal is outstanding under the TDH Secured Notes, the Company will pay the TDH Secured Notes holders from the proceeds of the sale (i) all amounts of principal outstanding under the TDH Secured Notes, (ii) such amount of interest which would be due and payable assuming the TDH Secured Notes were held to maturity (minus any amounts of interest previously paid hereunder), and (iii) an additional 10% of the amount of principal outstanding under the TDH Secured Notes within five days of the closing of such sale.

In connection with the issuance of the TDH Secured Notes, the Company issued to each TDH Secured Note holder shares of common stock equal to 20% of the principal amount of such holder’s TDH Secured Note, divided by $96.00. Accordingly, an aggregate of 6,250 shares of common stock were issued to the TDH Secured Note holders on March 16, 2020. These shares were valued at $420,000, or $67.20 per share, which represents fair market value. The Company recorded the value of these shares as a loan discount to be amortized as interest expense over the term of the notes.

On August 6, 2020, the Company entered into debt exchange agreements with certain holders of these 12% TDH Secured Notes pursuant to which an aggregate of 1,739,580 shares of the Company’s Series B Stock were issued to noteholders for an aggregate of $1,101,000 of outstanding principal and accrued and unpaid interest. The Company recognized an extinguishment loss of $598,042 as a result of the exchange.

On November 30, 2020, the Company entered into a debt exchange agreement with another holder of these 12% TDH Secured Notes pursuant to which an aggregate of 158,000 shares of Series B Stock were issued to the noteholder for an aggregate of $99,633 of outstanding principal and accrued and unpaid interest. The Company recognized an extinguishment loss of $58,367 as a result of the exchange.

On February 17, 2021, the Company entered into debt exchange agreements with certain holders of these 12% TDH Secured Notes pursuant to which an aggregate of 2,106,825 shares of the Company’s Series B Stock were issued to noteholders for an aggregate of $1,256,722 of outstanding principal and accrued and unpaid interest. The Company recognized an extinguishment loss of $850,103 as a result of the exchange.

As of September 30, 2022, the principal balance of these notes was $237,604 and the remaining balance on the associated loan discounts was $25,521.

12% Senior Secured Convertible Notes (Additional Secured Notes)

On March 16, 2020, the Company issued to seven accredited investors (the “Additional Secured Note Lenders”) an aggregate of $1,060,000 of its 12% senior secured convertible notes (the “Additional Secured Notes”) in a private offering pursuant to a subscription agreement with substantially the same terms as the TDH Secured Notes except that the Additional Secured Notes are secured by all of the assets of the Company other than the shares and other assets of TDH and TDAHK, pursuant to a security agreement by and among the Company and the Additional Secured Note Lenders.

Interest on the Additional Secured Notes accrues on the outstanding principal amount at the rate of 12% per annum. Principal and interest on the Additional Secured Notes are payable monthly, on an amortized basis over 48 months, with the last payment due on March 16, 2024. Prepayment of the amounts due under the Additional Secured Notes is subject to a prepayment penalty of 4% of the amount prepaid.

The Additional Secured Notes are convertible at the option of the holders at 75% of the average sales price of the Company’s common stock over the 60 trading days immediately preceding conversion provided that the conversion price shall not be less than $96.00 per share.

In connection with the issuance of the Additional Secured Notes, the Company issued to each Additional Secured Note Lender shares of common stock equal to 20% of the principal amount of such holder’s Additional Secured Note, divided by $96.00. Accordingly, an aggregate of 2,208 shares of common stock were issued. These shares were valued at $148,000, or $67.20 per share, which represents fair market value. The Company recorded the value of these shares as a loan discount to be amortized as interest expense over the term of the related convertible notes.

On August 6, 2020, the Company entered into debt exchange agreements with certain holders of these 12% Additional Secured Notes pursuant to which an aggregate of 1,236,350 shares of the Company’s Series B Stock were issued to noteholders for an aggregate of $782,500 of outstanding principal and accrued and unpaid interest. The Company recognized an extinguishment loss of $424,375 as a result of the exchange.

On February 17, 2021, the Company entered into debt exchange agreements with certain holders of these 12% Additional Secured Notes pursuant to which an aggregate of 288,350 shares of the Company’s Series B Stock were issued to noteholders for an aggregate of $182,500 of outstanding principal and accrued and unpaid interest. The Company recognized an extinguishment loss of $97,077 as a result of the exchange.

As of September 30, 2022, the principal balance of these notes was $45,132 and the remaining balance on the associated loan discounts was $4,849.

Future Minimum Principal Payments

The remaining future principal repayments based upon the maturity dates of the Company’s borrowings for each of the next five years are as follows:

Remainder of 2022	$441,897
2023	217,793
2024	76,046
2025 and thereafter	–
Total	$735,736